OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
Prepaid Expense and Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
NOTE 5	-	OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2016	2015

Deferred installation expenses	682	488
Deposits	833	678
	1,515	1,166